RIGHT-OF-USE ASSETS AND LEASES (Tables)	12 Months Ended
Dec. 31, 2021
RIGHT-OF-USE ASSETS AND LEASES
Schedule of right-of-use assets

	December 31	December 31
($ millions)	2021	2020
Property, plant and equipment, net – excluding ROU assets	62 821	65 306
ROU assets	2 725	2 824
	65 546	68 130

The following table presents the ROU assets by asset class:

Plant and
($ millions)	Equipment
Cost
At January 1, 2020	3 505
Additions and adjustments	312
Disposals	(25)
Foreign exchange	(6)
At December 31, 2020	3 786
Additions and adjustments	307
Disposals	(232)
Foreign exchange	-
At December 31, 2021	3 861

Accumulated provision
At January 1, 2020	(610)
Depreciation	(375)
Disposals	21
Foreign exchange	2
At December 31, 2020	(962)
Depreciation	(396)
Disposals	221
Foreign exchange	1
At December 31, 2021	(1 136)

Net ROU assets
At December 31, 2020	2 824
At December 31, 2021	2 725

Schedule of other related lease items recognized in the Consolidated Statement of Comprehensive (Loss) Income

	For the year ended December 31
($ millions)	2021	2020
Operating, selling and general
Short-term lease expense	143	181
Variable lease expense	35	39